SHARE BASED PAYMENT ARRANGEMENTS - Schedule of number and weighted average exercise prices of other equity instruments (Details) - Restricted share unit plan [Member] - Share	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	121	0
Granted	3,951	121
Vested and Issued	(76)	0
Forfeited	(31)
Ending balance	3,965	121